SHARE CAPITAL - Schedule of Options Outstanding and Exercisable (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options outstanding (in shares)	2,606	5,584	6,958
Weighted average remaining contractual life	2 years
Number of options exercisable (in shares)	2,020	4,758	5,789
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in CAD per share) | $ / shares	$ 18.99
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in CAD per share) | $ / shares	28.67
18.99
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in CAD per share) | $ / shares	$ 18.99
Number of options outstanding (in shares)	569
Weighted average remaining contractual life	8 years 2 months 12 days
Number of options exercisable (in shares)	0
27.44
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in CAD per share) | $ / shares	$ 27.44
Number of options outstanding (in shares)	331
Weighted average remaining contractual life	1 year 2 months 12 days
Number of options exercisable (in shares)	331
28.63
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in CAD per share) | $ / shares	$ 28.63
Number of options outstanding (in shares)	1,655
Weighted average remaining contractual life	1 month 6 days
Number of options exercisable (in shares)	1,655
28.67
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in CAD per share) | $ / shares	$ 28.67
Number of options outstanding (in shares)	51
Weighted average remaining contractual life	2 years 2 months 12 days
Number of options exercisable (in shares)	34